Financial Instruments And Risks - Summary of The Changes In Level 3 Instruments (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - Financial assets at fair value through profit or loss, category [member] - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Sales, fair value measurement, assets	¥ 1,266,827	¥ 1,961,315	¥ 16,439,194
Debt REstructuring [Member]
Disclosure of fair value measurement of assets [line items]
Sales, fair value measurement, assets	¥ 724,000